Subsequent events (Details Narrative) - USD ($)	7 Months Ended
	Aug. 03, 2023	Jun. 30, 2023
Subsequent Event [Line Items]
Description of transition from LIBOR to SOFR	the Company’s interest rate caps have automatically transited to 1-month Compounded SOFR on July 1, 2023 at a level of 0.64%
Subsequent Event [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share	$ 0.375
Dividends Payable, Date to be Paid	Sep. 04, 2023
Dividends Payable, Date of Record	Aug. 23, 2023
Minimum [Member]
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount		$ 40,000,000.0
Maximum [Member]
Subsequent Event [Line Items]
Stock Repurchase Program, Authorized Amount		$ 43,000,000.0